Acquisitions and Disposals - Summary of Net Assets Acquired and Total Payment for Acquisition (Parenthetical) (Detail) - Main Horlicks Acquisition [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Disclosure of detailed information about business combination [line items]
Business combination equity shares issued for consideration	€ 4,845	€ 4,845
Business combination equity shares issued for consideration cash paid	449
Other current assets [Member]
Disclosure of detailed information about business combination [line items]
Business combination financial assets recognised	463
Business combination cash acquired	36
Business combination deferred tax liabilities acquired	€ 746